Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Activity by Operating Segment
The changes in the carrying amounts of goodwill attributable to BB&T’s operating segments are reflected in the table below. There have been no goodwill impairments recorded to date.

	Community Banking	Residential Mortgage Banking	Dealer Financial Services	Specialized Lending	Insurance Holdings	Financial Services	Total
	(Dollars in millions)
Goodwill, January 1, 2014	$4,924	$7	$111	$88	$1,492	$192	$6,814
Acquired goodwill, net	29	—	—	—	12	—	41
Contingent consideration	—	—	—	—	14	—	14
Other adjustments	(319)	319	—	—	—	—	—
Goodwill, December 31, 2014	4,634	326	111	88	1,518	192	6,869
Acquired goodwill, net	1,501	43	—	155	16	11	1,726
American Coastal sale	—	—	—	—	(49)	—	(49)
Other adjustments	5	—	—	—	(3)	—	2
Goodwill, December 31, 2015	6,140	369	111	243	1,482	203	8,548
Acquired goodwill, net	753	39	—	2	270	9	1,073
Other adjustments	139	8	—	(132)	—	2	17
Goodwill, December 31, 2016	$7,032	$416	$111	$113	$1,752	$214	$9,638

Identifiable Intangible Assets Subject to Amortization
The following table presents information for identifiable intangible assets subject to amortization:

		December 31, 2016			December 31, 2015
	Wtd. Avg. Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Years)	(Dollars in millions)
CDI	7.9	$970	$(710)	$260	$903	$(634)	$269
Other, primarily customer relationship intangibles	13.0	1,415	(821)	594	1,164	(747)	417
Total		$2,385	$(1,531)	$854	$2,067	$(1,381)	$686

Future Amortization Expense of Identifiable Intangible Assets

	Year Ended December 31,
	2017	2018	2019	2020	2021
	(Dollars in millions)
Estimated amortization expense of identifiable intangibles	$141	$123	$104	$87	$74